ORGANIZATION AND PRINCIPAL ACTIVITIES - Additional information (Details)								1 Months Ended			9 Months Ended	12 Months Ended
	Mar. 23, 2022 USD ($)	Nov. 09, 2021 shares	Oct. 22, 2021 USD ($) $ / shares	Oct. 22, 2021 D $ / shares	Oct. 22, 2021 item $ / shares	Apr. 21, 2019 shares	Apr. 20, 2019 shares	Aug. 31, 2021	Feb. 29, 2020	Aug. 31, 2018	Dec. 31, 2022 USD ($) segment subsidiary $ / shares	Mar. 31, 2022 USD ($) subsidiary segment $ / shares	Dec. 31, 2022 CNY (¥) subsidiary	Mar. 31, 2022 CNY (¥) subsidiary	Apr. 30, 2021 USD ($)	Mar. 31, 2021 $ / shares	Feb. 05, 2021 USD ($)	Feb. 05, 2021 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Sep. 11, 2020 USD ($)	Sep. 11, 2020 CNY (¥)
Incorporation, State Country Name											Nevada	Nevada
Entity Incorporation, Date of Incorporation											Jun. 08, 2017	Jun. 08, 2017
Number of Operating Segments | segment											2	2
Par value | $ / shares											$ 0.0001	$ 0.0001				$ 0.0001
Shares issued (in shares) | shares						178,136	1,781,360
Sichuan Senmiao's [ Member]
Total purchase price	$ 0
Senmiao Consulting [Member] | Nonconsolidated investees, other
Equity Method Investment, Ownership Percentage1	94.50%
Corenel [Member]
Registered capital																			$ 1,600,000	¥ 10,000,000
Chengdu Xichuang Technology Service Co., Ltd. [Member]
Registered capital																			$ 32,000	¥ 200,000
Voting Agreement with Jinkailongs other shareholders [Member]
Business Agreement Term									18 years	20 years
Voting Agreement with Jinkailongs other shareholders [Member] | Nonconsolidated investees, other
Equity Method Investment, Ownership Percentage1										65.00%	35.00%	35.00%	35.00%	35.00%
Hunan Xixingtianxia Technology Co., Ltd ("XXTX") [Member]
Investment in subsidiary																	$ 5,700,000	¥ 36,840,000
Hunan Xixingtianxia Technology Co., Ltd ("XXTX") [Member] | Nonconsolidated investees, other
Equity Method Investment, Ownership Percentage1																	27.74%	27.74%
Hunan Xixingtianxia Technology Co., Ltd ("XXTX") [Member] | Sichuan Senmiao's [ Member]
Investment in subsidiary | ¥																						¥ 3,160,000
Hunan Xixingtianxia Technology Co., Ltd ("XXTX") [Member] | Sichuan Senmiao's [ Member] | Nonconsolidated investees, other
Equity Method Investment, Ownership Percentage1																					51.00%	51.00%
Hunan Xixingtianxia Technology Co., Ltd ("XXTX") [Member] | Senmiao Consulting [Member]
Investment in subsidiary																	$ 5,180,000	¥ 36,840,000
Increased In Registered Capital																	$ 7,140,000	¥ 50,800,000
Capital contribution											$ 5,760,000		¥ 39,760,000
Hunan Xixingtianxia Technology Co., Ltd ("XXTX") [Member] | Senmiao Consulting [Member] | Nonconsolidated investees, other
Equity Method Investment, Ownership Percentage1																	27.74%	27.74%
Hunan Xixingtianxia Technology Co., Ltd ("XXTX") [Member] | Sichuan Senmiao's [ Member]
Investment in subsidiary																					$ 440,000
Hunan Xixingtianxia Technology Co., Ltd ("XXTX") [Member] | Share Swap Agreement [Member] | Senmiao Consulting [Member] | Common Stock [Member]
Total purchase price			$ 3,500,000
Par value | $ / shares			$ 0.0001	$ 0.0001	$ 0.0001
Number of trading days reported				10	10
Shares issued (in shares) | shares		533,167
Hunan Xixingtianxia Technology Co., Ltd ("XXTX") [Member] | Share Swap Agreement [Member] | Senmiao Consulting [Member] | Common Stock [Member] | Pre Reverse Split [Member]
Shares issued (in shares) | shares		5,331,667
Jinkailong [Member]
Equity Method Investment, Ownership Percentage1											35.00%	35.00%	35.00%	35.00%
Chengdu Corenel Technology Co., Ltd. [Member] | Jiekai [Member]
Registered capital												$ 80,000		¥ 500,000
Chengdu Corenel Technology Co., Ltd. [Member] | Jiekai [Member] | Nonconsolidated investees, other
Equity Method Investment, Ownership Percentage1												51.00%		51.00%
Sichuan Senmiao's [ Member]
Total purchase price	$ 0
Sichuan Senmiao's [ Member] | Nonconsolidated investees, other
Equity Method Investment, Ownership Percentage1	94.50%
Sichuan Senmiao's [ Member] | Hunan Xixingtianxia Technology Co., Ltd ("XXTX") [Member]
Capital contribution												$ 5,810,000		¥ 36,860,000
Number of wholly owned subsidiaries | subsidiary											10	8	10	8
Number of wholly owned subsidiaries that has operations | subsidiary											1	1	1	1
Hunan Ruixi [Member] | Nonconsolidated investees, other
Equity Method Investment, Ownership Percentage1																			70.00%	70.00%
Hunan Ruixi [Member] | Equity Transfer Agreement with Another Shareholder of Xichuang [Member]
Percent of shares transferred as free								30.00%
Senmiao HK [Member]
Registered capital															$ 10,000
Senmiao HK [Member] | Nonconsolidated investees, other
Equity Method Investment, Ownership Percentage1															99.99%